Share-Based Compensation (Schedule Of Outstanding Restricted Share Awards) (Details) (USD $)	12 Months Ended
Sep. 30, 2011
Share-Based Compensation [Abstract]
Outstanding restricted share awards, Shares Nonvested, beginning balance	304,176
Outstanding restricted share awards, Shares Granted	248,262
Outstanding restricted share awards, Shares Vested	(51,530)
Outstanding restricted share awards, Shares Cancelled	(14,000)
Outstanding restricted share awards, Shares Nonvested, ending balance	486,908
Outstanding restricted share awards, Nonvested, Weighted Avg. Price, beginning balance	$ 38.95
Outstanding restricted share awards, Granted, Weighted Avg. Price	$ 29.40
Outstanding restricted share awards, Vested, Weighted Avg. Price	$ 45.66
Outstanding restricted share awards, Cancelled, Weighted Avg. Price	$ 37.65
Outstanding restricted share awards, Nonvested, Weighted Avg. Price, ending balance	$ 33.41